SUBSEQUENT EVENTS (Details) ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
		Jan. 25, 2021 USD ($) shares	Jan. 25, 2021 CNY (¥) shares	Jan. 31, 2021 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2018 CNY (¥) shares
Proceeds from issuance of common stock					$ 2,382	¥ 16,223	¥ 53,599	¥ 0
Ordinary shares
Issuance of common shares (in shares)	[1]				280,000	280,000	1,397,680	296,322
At-the-Market Arrangement
Proceeds from issuance of common stock					$ 2,360	¥ 16,200
Issuance of common shares (in shares)					280,000	280,000
At-the-Market Arrangement | Ordinary shares
Proceeds from issuance of common stock					$ 2,620	¥ 17,900
Issuance of common shares (in shares)					219,440	219,440
Subsequent Event | At-the-Market Arrangement
Proceeds from issuance of common stock		$ 2,620	¥ 17,900	¥ 4,980
Issuance of common shares (in shares)		219,440	219,440	499,440

[1]	Retrospectively restated for effect of reverse stock split